SHAREHOLDERS' DEFICIT (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Share Capital

Subscribed and paid-in capital is R$21,438,374 (R$21,438,374 at December 31, 2016), represented by the following no-par value shares:

	Number of shares (in thousands)
	2017	2016
Total capital in shares
Common shares	668,034	668,034
Preferred shares	157,727	157,727

Total	825,761	825,761

Treasury shares
Common shares	148,282	148,282
Preferred shares	1,812	1,812

Total	150,094	150,094

Outstanding shares
Common shares	519,752	519,752
Preferred shares	155,915	155,915

Total outstanding shares	675,667	675,667

Treasury shares

The treasury share position corresponding to items (i), (ii) and (iii) referred to above, do not take into consideration item (iv) because this refers to a reclassification derived from cross-shareholdings, as follows:

	Common shares (*)	Amount	Preferred shares (*)	Amount
Balance in 2016	148,282	5,208,938	1,812	59,125
Balance in 2017	148,282	5,208,938	1,812	59,125

(*)	Number of shares in thousands

Historical cost in purchase of treasury shares (R$ per share)	2017	2016
Weighted average	13.40	13.40
Minimum	3.79	3.79
Maximum	15.25	15.25

Summary of Calculations of Basic and Diluted Loss Per Share

The table below shows the calculations of basic and diluted loss per share

	2017	2016	2015 (restated)
Loss for the year	(4,027,661)	(15,679,742)	(10,794,183)

Loss attributable to owners of the Company	(3,736,518)	(15,502,132)	(10,381,490)
Net loss attributable to non-controlling interests	(291,143)	(177,610)	(412,693)

Loss allocated to common shares – basic and diluted	(2,874,290)	(11,924,904)	(4,473,818)
Loss allocated to preferred shares—basic and diluted	(862,228)	(3,577,228)	(5,907,672)
Weighted average number of outstanding shares
(in thousands of shares)
Common shares – basic and diluted	519,752	519,752	314,518
Preferred stock – basic and diluted	155,915	155,915	415,321
Loss per share attributable to owners of the Company (in Reais):
Common shares—basic and diluted	(5.53)	(22.94)	(14.22)
Preferred stock—basic and diluted	(5.53)	(22.94)	(14.22)
Loss per share from continuing operation attributable to owners of the Company:
Common shares—basic and diluted	(5.53)	(22.94)	(13.04)
Preferred shares—basic and diluted	(5.53)	(22.94)	(13.04)
Loss per share from discontinued operation attributable to owners of the Company:
Common shares—basic and diluted	—	—	(1.13)
Preferred shares—basic and diluted	—	—	(1.13)